Goodwill And Intangible Assets (Intangible Assets Subject To Amortization) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 1,844,939
Accumulated Amortization	(305,545)
Intangible assets, net	$ 1,539,394	$ 1,632,688
Customer Relationships [Member]
Finite Lived Intangible Assets [Line Items]
Weighted Average Remaining Life	15 years 9 months 18 days
Gross Carrying Amount	$ 1,627,530
Accumulated Amortization	(253,720)
Intangible assets, net	$ 1,373,810
Tradenames [Member]
Finite Lived Intangible Assets [Line Items]
Weighted Average Remaining Life	16 years 1 month 6 days
Gross Carrying Amount	$ 163,810
Accumulated Amortization	(25,336)
Intangible assets, net	$ 138,474
Non-compete Agreements [Member]
Finite Lived Intangible Assets [Line Items]
Weighted Average Remaining Life	2 years
Gross Carrying Amount	$ 19,940
Accumulated Amortization	(9,459)
Intangible assets, net	$ 10,481
Data Sublicense Agreement [Member]
Finite Lived Intangible Assets [Line Items]
Weighted Average Remaining Life	2 years 9 months 18 days
Gross Carrying Amount	$ 31,000
Accumulated Amortization	(16,584)
Intangible assets, net	$ 14,416
Other [Member]
Finite Lived Intangible Assets [Line Items]
Weighted Average Remaining Life	6 years
Gross Carrying Amount	$ 2,659
Accumulated Amortization	(446)
Intangible assets, net	$ 2,213